Losses and Loss Adjustment Expenses - Reconciliation of Beginning and Ending Reserves for Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance as of January 1				$ 9,868,404				$ 9,048,796	$ 9,868,404	$ 9,048,796	$ 7,100,488
Less: reinsurance reserves recoverable				1,927,624				1,708,272	1,927,624	1,708,272	1,693,028
Less: net deferred charge assets and gain liabilities on retroactive reinsurance				259,587				86,585	259,587	86,585	80,192
Net balance as of January 1				7,681,193				7,253,939	7,681,193	7,253,939
Net incurred losses and LAE:
Current period									405,178	580,074	533,081
Prior periods									10,748	34,105	(209,359)
Total net incurred losses and LAE	$ 76,248	$ 109,686	$ 186,692	43,300	$ 48,068	$ 163,258	$ 146,554	256,299	415,926	614,179	323,722
Net paid losses:
Current period									(71,989)	(179,461)	(176,172)
Prior periods									(1,413,500)	(1,609,009)	(1,158,614)
Total net paid losses									(1,485,489)	(1,788,470)	(1,334,786)
Effect of exchange rate movement									119,663	47,812	(145,243)
Acquired on purchase of subsidiaries									0	686	1,310,874
Assumed business									2,186,024	1,586,307	1,772,104
Ceded business									(154,926)	(33,260)	0
Reclassification to assets and liabilities held-for-sale									(216,808)	0	0
Net balance as of December 31	8,544,940				7,681,193				8,544,940	7,681,193	7,253,939
Plus: reinsurance reserves recoverable	1,829,620				1,927,624				1,829,620	1,927,624	1,708,272
Plus: net deferred charge assets and gain liabilities on retroactive reinsurance	218,722				259,587				218,722	259,587	86,585
Balance as of December 31	10,593,282				9,868,404				10,593,282	9,868,404	9,048,796
Cumulative effect of change in accounting principle
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Less: cumulative effect of change in accounting principle on the determination of the allowance for estimated uncollectible reinsurance balances					643					643	0	$ 0
Cumulative effect of change in accounting principle | Discontinued operations, held-for-sale | StarStone US
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Less: cumulative effect of change in accounting principle on the determination of the allowance for estimated uncollectible reinsurance balances					400					400
Cumulative effect of change in accounting principle, adjusted balance
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Net balance as of January 1				7,680,550				7,253,939	7,680,550	7,253,939	5,327,268
Net paid losses:
Net balance as of December 31					7,680,550					7,680,550	7,253,939
Run-off
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance as of January 1				8,683,983				8,132,941	8,683,983	8,132,941	6,390,218
Less: reinsurance reserves recoverable				1,645,352				1,511,206	1,645,352	1,511,206	1,522,438
Less: cumulative effect of change in accounting principle on the determination of the allowance for estimated uncollectible reinsurance balances	(48,441)								(48,441)
Net balance as of January 1				7,038,631				6,621,735	7,038,631	6,621,735
Net incurred losses and LAE:
Current period									30,165	123,559	12,451
Prior periods									(175,523)	(276,929)	(351,840)
Total net incurred losses and LAE									(145,358)	(153,370)	(339,389)
Net paid losses:
Current period									(9,990)	(64,820)	(5)
Prior periods									(1,064,911)	(1,182,804)	(838,812)
Total net paid losses									(1,074,901)	(1,247,624)	(838,817)
Effect of exchange rate movement									89,755	53,411	(143,765)
Acquired on purchase of subsidiaries									0	686	1,214,871
Assumed business									2,215,620	1,797,053	1,861,055
Ceded business									(154,926)	(33,260)	0
Net balance as of December 31	7,969,524				7,038,631				7,969,524	7,038,631	6,621,735
Plus: reinsurance reserves recoverable	1,463,001				1,645,352				1,463,001	1,645,352	1,511,206
Balance as of December 31	9,432,525				8,683,983				9,432,525	8,683,983	8,132,941
Run-off | Cumulative effect of change in accounting principle
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Less: cumulative effect of change in accounting principle on the determination of the allowance for estimated uncollectible reinsurance balances					703					703	0	0
Run-off | Cumulative effect of change in accounting principle, adjusted balance
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Net balance as of January 1				7,039,334				6,621,735	7,039,334	6,621,735	4,867,780
Net paid losses:
Net balance as of December 31					7,039,334					7,039,334	6,621,735
Legacy Underwriting
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance as of January 1				1,569,865				1,505,125	1,569,865	1,505,125	1,142,024
Less: reinsurance reserves recoverable				385,613				343,418	385,613	343,418	316,213
Net balance as of January 1				1,184,252				1,161,707	1,184,252	1,161,707
Net incurred losses and LAE:
Current period									375,013	456,515	520,630
Prior periods									(3,527)	105,536	114,543
Total net incurred losses and LAE									371,486	562,051	635,173
Net paid losses:
Current period									(61,999)	(114,641)	(176,167)
Prior periods									(348,589)	(426,205)	(319,802)
Total net paid losses									(410,588)	(540,846)	(495,969)
Effect of exchange rate movement									25,524	1,340	(12,611)
Acquired on purchase of subsidiaries									0	0	199,035
Assumed business									0	0	10,268
Net balance as of December 31	955,130				1,184,252				955,130	1,184,252	1,161,707
Plus: reinsurance reserves recoverable	403,399				385,613				403,399	385,613	343,418
Reclassification to assets and liabilities held-for-sale									(214,198)	0	0
Balance as of December 31	$ 1,358,529				1,569,865				1,358,529	1,569,865	1,505,125
Legacy Underwriting | Cumulative effect of change in accounting principle
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Less: cumulative effect of change in accounting principle on the determination of the allowance for estimated uncollectible reinsurance balances					1,346					1,346	0	$ 0
Legacy Underwriting | Cumulative effect of change in accounting principle, adjusted balance
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Net balance as of January 1				$ 1,182,906				$ 1,161,707	$ 1,182,906	1,161,707	825,811
Net paid losses:
Net balance as of December 31					$ 1,182,906					$ 1,182,906	$ 1,161,707